Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,075,229.60
Previously Paid Amount	0.00
Total Fee Amount	1,805.69
Total Offset Amount	0.00
Net Fee	$ 1,805.69